Pensions and other post-employment benefits - Present value obligation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (461)
Interest expense	15	€ 37	€ 65
Net defined benefit liability (asset) at end of period	(103)	(461)
Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(25,497)	(28,663)
Current service cost	(163)	(180)
Interest expense	(725)	(862)
Past service cost and gains on curtailments	(52)	3
Settlements	(1)	23
Total	(941)	(1,016)
Gain/(loss) from change in demographic assumptions	80	136
Gain/(loss) from change in financial assumptions	1,298	(1,036)
Experience gain/(loss)	79	267
Total	1,457	(633)
Translation differences	(807)	2,915
Contributions from plan participants	(138)	(135)
Benefits paid	1,988	2,104
Other	(16)	(69)
Total	1,026	4,815
Net defined benefit liability (asset) at end of period	(23,955)	(25,497)	(28,663)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,418
Net defined benefit liability (asset) at end of period	2,684	2,418
United States Pension benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(17,096)	(19,784)
Current service cost	(70)	(75)
Interest expense	(540)	(652)
Past service cost and gains on curtailments	(44)	(39)
Settlements		13
Total	(654)	(753)
Gain/(loss) from change in demographic assumptions	36	141
Gain/(loss) from change in financial assumptions	938	(747)
Experience gain/(loss)	56	60
Total	1,030	(546)
Translation differences	(717)	2,422
Benefits paid	1,475	1,555
Other		10
Total	758	3,987
Net defined benefit liability (asset) at end of period	(15,962)	(17,096)	(19,784)
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,986)
Net defined benefit liability (asset) at end of period	(1,987)	(1,986)
United States Post-retirement benefits | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(2,518)	(3,061)
Interest expense	(79)	(98)
Past service cost and gains on curtailments		(1)
Total	(79)	(99)
Gain/(loss) from change in demographic assumptions	23	33
Gain/(loss) from change in financial assumptions	155	(141)
Experience gain/(loss)	(10)	204
Total	168	96
Translation differences	(105)	370
Contributions from plan participants	(115)	(111)
Benefits paid	278	303
Other	(13)	(16)
Total	45	546
Net defined benefit liability (asset) at end of period	(2,384)	(2,518)	(3,061)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(893)
Net defined benefit liability (asset) at end of period	(800)	(893)
Other pensions | Present value of defined benefit obligation
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(5,883)	(5,818)
Current service cost	(93)	(105)
Interest expense	(106)	(112)
Past service cost and gains on curtailments	(8)	43
Settlements	(1)	10
Total	(208)	(164)
Gain/(loss) from change in demographic assumptions	21	(38)
Gain/(loss) from change in financial assumptions	205	(148)
Experience gain/(loss)	33	3
Total	259	(183)
Translation differences	15	123
Contributions from plan participants	(23)	(24)
Benefits paid	235	246
Other	(4)	(63)
Total	223	282
Net defined benefit liability (asset) at end of period	€ (5,609)	€ (5,883)	€ (5,818)